Offerings	Nov. 07, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrant hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith. (2) There is being registered hereunder such indeterminate number or amount of Class A common stock, preferred stock, warrants, subscription rights, purchase contracts, purchase units and debt securities, and any combination of the foregoing, of Constellation Brands, Inc. as may from time to time be issued at indeterminate prices. The securities may be offered in any combination, separately, together or as units with other offered securities, in one or more separate series or classes.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrant hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith. (2) There is being registered hereunder such indeterminate number or amount of Class A common stock, preferred stock, warrants, subscription rights, purchase contracts, purchase units and debt securities, and any combination of the foregoing, of Constellation Brands, Inc. as may from time to time be issued at indeterminate prices. The securities may be offered in any combination, separately, together or as units with other offered securities, in one or more separate series or classes.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrant hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith. (2) There is being registered hereunder such indeterminate number or amount of Class A common stock, preferred stock, warrants, subscription rights, purchase contracts, purchase units and debt securities, and any combination of the foregoing, of Constellation Brands, Inc. as may from time to time be issued at indeterminate prices. The securities may be offered in any combination, separately, together or as units with other offered securities, in one or more separate series or classes.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	(1) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrant hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith. (2) There is being registered hereunder such indeterminate number or amount of Class A common stock, preferred stock, warrants, subscription rights, purchase contracts, purchase units and debt securities, and any combination of the foregoing, of Constellation Brands, Inc. as may from time to time be issued at indeterminate prices. The securities may be offered in any combination, separately, together or as units with other offered securities, in one or more separate series or classes.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrant hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith. (2) There is being registered hereunder such indeterminate number or amount of Class A common stock, preferred stock, warrants, subscription rights, purchase contracts, purchase units and debt securities, and any combination of the foregoing, of Constellation Brands, Inc. as may from time to time be issued at indeterminate prices. The securities may be offered in any combination, separately, together or as units with other offered securities, in one or more separate series or classes.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Units
Fee Rate	0.01381%
Offering Note	(1) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrant hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith. (2) There is being registered hereunder such indeterminate number or amount of Class A common stock, preferred stock, warrants, subscription rights, purchase contracts, purchase units and debt securities, and any combination of the foregoing, of Constellation Brands, Inc. as may from time to time be issued at indeterminate prices. The securities may be offered in any combination, separately, together or as units with other offered securities, in one or more separate series or classes.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrant hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith. (2) There is being registered hereunder such indeterminate number or amount of Class A common stock, preferred stock, warrants, subscription rights, purchase contracts, purchase units and debt securities, and any combination of the foregoing, of Constellation Brands, Inc. as may from time to time be issued at indeterminate prices. The securities may be offered in any combination, separately, together or as units with other offered securities, in one or more separate series or classes.